SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Mar. 01, 2019	Nov. 30, 2020	Feb. 29, 2020
Disaggregation of Revenue [Line Items]
Cumulative effect of adopting ASC 606	$ 4.4		$ 4.4
Amortization period			4 years
Sales commission amortization expense			$ 2.2
Subscription | Minimum
Disaggregation of Revenue [Line Items]
Customer contract term		3 years	3 years
Customer payment term		30 days	30 days
Subscription | Maximum
Disaggregation of Revenue [Line Items]
Customer contract term		5 years	5 years
Customer payment term		90 days	90 days